Net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss from continuing operations	$ (3,797)	$ (10,213)	$ (7,071)	$ (19,629)	$ (30,014)	$ (50,902)
Net loss from discontinued operations		(1,060)		(1,000)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(1,060)		(1,000)	(10,980)	(20,495)
Net loss	$ (3,797)	$ (11,273)	$ (7,071)	$ (20,629)	$ (40,994)	$ (71,397)
Denominator:
Basic weighted average number of shares	2,665,089	2,634,179	2,653,490	2,609,549	2,618,857	1,917,179
Diluted weighted average number of shares	2,665,089	2,634,179	2,653,490	2,609,549	2,618,857	1,917,179
Net loss per share:
Basic loss per share from continuing operations	$ (1.42)	$ (3.88)	$ (2.66)	$ (7.52)	$ (11.46)	$ (26.55)
Basic loss per share from discontinued operations		(0.40)		(0.38)	(4.19)	(10.69)
Basic loss per share	(1.42)	(4.28)	(2.66)	(7.91)	(15.65)	(37.24)
Diluted loss per share from continuing operations	(1.42)	(3.88)	(2.66)	(7.52)	(11.46)	(26.55)
Diluted loss per share from discontinued operations		(0.40)		(0.38)	(4.19)	(10.69)
Diluted loss per share	$ (1.42)	$ (4.28)	$ (2.66)	$ (7.91)	$ (15.65)	$ (37.24)